SUPPLEMENT dated October 23, 2000

                              To the PROSPECTUS of

                           Standish Select Value Fund
                         (formerly Standish Equity Fund)
                    Standish Small Capitalization Equity Fund
                         Standish Small Cap Growth Fund
             (formerly Standish Small Capitalization Equity Fund II)
                          (Institutional Class Shares)
                          Standish Small Cap Value Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 31, 2000
                              Revised: July 1, 2000
                         Further Revised: August 9, 2000
                        Further Revised: October 20, 2000

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Standish Select Value Fund (formerly Standish Equity Fund):

      Standish Equity Fund is changing its name to Standish Select Value Fund. Accordingly, the name Standish Select Value Fund replaces all references to the name Standish Equity Fund in the attached prospectus.

                            ------------------------

      The following information replaces the information in the Average annual total return table on page 5 of the attached prospectus:

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Average annual total returns for selected periods ended December 31, 1999

                 1 Year          5 Years         Life of Fund    Inception Date
--------------------------------------------------------------------------------
Select Value     (0.17)          20.54           17.65           1/2/91
Fund
--------------------------------------------------------------------------------
Russell 1000     7.35            23.06           18.57           N/A
Value Index*
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S&P 500 Index*   21.04           28.55           20.85           N/A
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Small Cap        79.10           26.16           24.10           9/1/90
Equity Fund
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Russell 2000     43.09           18.99           16.63           N/A
Growth Index**

* Select Value Fund has changed its name to better reflect the value based investment style used by Standish in managing the fund. In light of this change, the fund has also changed its benchmark index from the S&P 500 Index to the Russell 1000 Value Index, which is an unmanaged index representing those Russell 1000 companies with value characteristics and provides a more appropriate comparison to the fund's performance. The Russell 1000 Index is an unmanaged index of 1,000 stocks of large cap U.S. companies.

** The Russell 2000 Index is an unmanaged index of 2,000 stocks of small cap U.S. companies. The Russell 2000 Growth Index is an unmanaged index representing those Russell 2000 companies with higher price-to-book ratios and forecasted growth.

                                  ------------

Standish Small Capitalization Equity Fund and Standish Small Cap Growth Fund (Institutional Class Shares):

      The following information replaces the information in the Fund managers table on page 13 of the attached prospectus for the Standish Small Capitalization Equity Fund and Standish Small Cap Growth Fund (Institutional Class Shares):

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Fund                        Fund Managers           Positions during the past
                                                    five years
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Small Capitalization        Steven L. Gold          Vice president and director
Equity Fund                                         of Standish since 2000 and,
                                                    prior to 2000, vice
                                                    president of Standish.
                                                    Steven serves as a portfolio
                                                    manager for various equity
                                                    products and as a senior
                                                    investment research analyst
Small Cap Growth Fund       Edward R. Walter        Vice president and director
                                                    of Standish since 1999 and,
                                                    prior to 1999, vice
                                                    president of Standish.
                                                    Edward serves as manager of
                                                    the quantitative research
                                                    group.

                             -----------------------

Standish Small Cap Value Fund:

      The following information replaces the information in the Fund managers table on page 13 of the attached prospectus for the Small Cap Value Fund:

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Fund                        Fund Managers           Positions during past five
                                                    years
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Small Cap Value Fund        Joseph M. Corrado       Vice president and director
                                                    of Standish. Mr. Corrado is
                                                    a Chartered Financial
                                                    Analyst who oversees
                                                    domestic equity research for
                                                    Standish.
                            Stephanie K. Scherer    Vice president of Standish
                                                    since 1998 and an equity
                                                    analyst prior to 1998. Ms.
                                                    Scherer is a Chartered
                                                    Financial Analyst and
                                                    portfolio manager.